Commitments and Contingencies	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
7.	COMMITMENTS AND CONTINGENCIES

The Partnership could be subject to various possible loss contingencies which arise primarily from interpretation of federal and state laws and regulations affecting the natural gas and crude oil industry. Such contingencies include differing interpretations as to the prices at which natural gas and crude oil sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Management believes it has complied with the various laws and regulations, administrative rulings and interpretations.

11.	COMMITMENTS AND CONTINGENCIES

We could be subject to various possible loss contingencies which arise primarily from interpretation of federal and state laws and regulations affecting the natural gas and crude oil industry. Such contingencies include differing interpretations as to the prices at which natural gas and crude oil sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Management believes it has complied with the various laws and regulations, administrative rulings and interpretations.